Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)
Pay vs Performance Disclosure [Table]
Pay vs Performance Disclosure, Table

Alphabet Pay vs. Performance

Compensation Actually Paid

As outlined earlier in the CD&A, the Compensation Committee has implemented an executive compensation program that prioritizes performance and aims to align employee and stockholder interests. The following table sets forth additional compensation information for our principal executive officer (PEO) and our non-PEO named executive officers (Non-PEO NEOs), calculated in accordance with Item 402(v) of Regulation S-K, for fiscal years 2024, 2023, 2022, and 2021.

Compensation Actually Paid (CAP) captures, in part, the change in value of unvested shares within each reporting year. Given the vast majority of compensation for our PEO and Non-PEO NEOs is awarded in equity, their CAP values trend in line with Alphabet’s stock price. This is especially true for our PEO, who last received a multi-year equity award package in December 2022. The majority of the shares underlying this award remained unvested as of December 31, 2024. Our PEO did not receive an equity award in 2024, but the considerable stock price increase in 2024, and the corresponding increase in the value of our PEO’s unvested shares granted in December 2022, resulted in a sizable CAP that is only marginally lower than 2023. For our Non-PEO NEOs, there continues to be a year-over-year increase to CAP in 2024 due to a corresponding increase in the value of shares which remain unvested as of December 31, 2024.

	Summary Compensation Table (SCT) Total for PEO ($)	Compensation Actually Paid to PEO ($)	Average SCT Total for Non-PEO NEOs ($)(1)	Average Compensation Actually Paid to Non-PEO NEOs ($)(1)	Value of Initial Fixed $100 Investment Based on		Net Income (Millions) ($)
Year					Alphabet TSR ($)(2)	Peer Group TSR ($)(2)		1-Year TSR Relative to S&P 100(3)
2024	10,725,043	215,672,469	39,094,699	60,458,916	285.90	158.48	100,118	73	rd
2023	8,802,824	235,105,454	34,648,486	80,022,929	210.81	118.93	73,795	87	th
2022	225,985,145	115,820,786	30,766,792	(15,249,938)	132.73	81.50	59,972	14	th
2021	6,322,599	267,277,583	21,657,558	72,131,743	216.42	134.41	76,033	94	th

Company Selected Measure Name	1-Year Relative TSR
Named Executive Officers, Footnote
(1)	The Non-PEO NEOs represent the following individuals for 2021, 2022, and 2023: Ruth, Prabhakar, Philipp, and Kent. This population includes Anat in 2024.

Peer Group Issuers, Footnote
(2)	Alphabet TSR reflects TSR for Alphabet’s Class C shares (ticker: GOOG). Peer Group TSR is calculated based on the RDG Internet Composite index, which is used for purposes of Item 201(e) of Regulation S-K under the Exchange Act. The calculation is weighted according to the constituent companies’ market capitalization at the beginning of each period for which a return is indicated.

PEO Total Compensation Amount	$ 10,725,043	$ 8,802,824	$ 225,985,145	$ 6,322,599
PEO Actually Paid Compensation Amount	$ 215,672,469	235,105,454	115,820,786	267,277,583
Adjustment To PEO Compensation, Footnote

To calculate CAP for 2024, the following amounts were deducted from and added to Summary Compensation Table (SCT) total compensation:

	PEO ($)	Average for other NEOs ($)
SCT Total	10,725,043	39,094,699
Adjustments
Deduction for Amounts Reported Under the “Stock Awards” Column in the SCT (i)	(405,630)	(36,150,665)
Increase for Fair Value of Awards Granted during year that Remain Unvested as of Year End (ii)	0	31,711,691
Increase for Fair Value of Awards Granted during year that Vest during year (ii)	0	8,892,536
Increase/deduction for Change in Fair Value from Prior Year-end to Current Year-end of Awards Granted Prior to year that were Outstanding and Unvested as of Year-end (ii)	193,446,915	12,982,992
Increase/deduction for Change in Fair Value from Prior Year-end to Vesting Date of Awards Granted Prior to year that Vested during year (ii)	9,935,070	3,639,929
Value of Dividends or Other Earnings Paid on Equity Awards Not Otherwise Reflected in Total Compensation	1,971,071	287,734
Compensation Actually Paid	215,672,469	60,458,916

(i)	Represents the grant date fair value of equity-based awards granted each year.
(ii)	Reflects the value of equity calculated in accordance with the SEC methodology for determining CAP. For all equity awards, our methodology for calculating the value of equity remained consistent between the grant date fair value measurement reflected in row (i) and the point-in-time fair value measurements reflected in the adjustment rows that follow. In all cases, we use the closing price on the applicable date as a basis for fair value. Fair values for each PSU award are measured using a Monte Carlo simulation model as PSUs contain a market condition at the time of grant (as calculated in accordance with FASB ASC Topic 718).

Non-PEO NEO Average Total Compensation Amount	$ 39,094,699	34,648,486	30,766,792	21,657,558
Non-PEO NEO Average Compensation Actually Paid Amount	$ 60,458,916	80,022,929	(15,249,938)	72,131,743
Adjustment to Non-PEO NEO Compensation Footnote

To calculate CAP for 2024, the following amounts were deducted from and added to Summary Compensation Table (SCT) total compensation:

	PEO ($)	Average for other NEOs ($)
SCT Total	10,725,043	39,094,699
Adjustments
Deduction for Amounts Reported Under the “Stock Awards” Column in the SCT (i)	(405,630)	(36,150,665)
Increase for Fair Value of Awards Granted during year that Remain Unvested as of Year End (ii)	0	31,711,691
Increase for Fair Value of Awards Granted during year that Vest during year (ii)	0	8,892,536
Increase/deduction for Change in Fair Value from Prior Year-end to Current Year-end of Awards Granted Prior to year that were Outstanding and Unvested as of Year-end (ii)	193,446,915	12,982,992
Increase/deduction for Change in Fair Value from Prior Year-end to Vesting Date of Awards Granted Prior to year that Vested during year (ii)	9,935,070	3,639,929
Value of Dividends or Other Earnings Paid on Equity Awards Not Otherwise Reflected in Total Compensation	1,971,071	287,734
Compensation Actually Paid	215,672,469	60,458,916

(i)	Represents the grant date fair value of equity-based awards granted each year.
(ii)	Reflects the value of equity calculated in accordance with the SEC methodology for determining CAP. For all equity awards, our methodology for calculating the value of equity remained consistent between the grant date fair value measurement reflected in row (i) and the point-in-time fair value measurements reflected in the adjustment rows that follow. In all cases, we use the closing price on the applicable date as a basis for fair value. Fair values for each PSU award are measured using a Monte Carlo simulation model as PSUs contain a market condition at the time of grant (as calculated in accordance with FASB ASC Topic 718).

Tabular List [Table Text Block]

As outlined in our CD&A, the only financial performance measure we currently incorporate within our executive pay program is Alphabet’s TSR relative to the companies comprising the S&P 100. As such, and as outlined below, relative TSR is the sole and most important financial performance measure as it relates to CAP.

Most Important Performance Measures
Relative Total Shareholder Return

Total Shareholder Return Amount	$ 285.90	210.81	132.73	216.42
Peer Group Total Shareholder Return Amount	158.48	118.93	81.50	134.41
Net Income (Loss) Attributable to Parent	$ 100,118,000,000	$ 73,795,000,000	$ 59,972,000,000	$ 76,033,000,000
Company Selected Measure Amount	73	87	14	94
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	1-Year Relative TSR
Non-GAAP Measure Description
(3)	1-Year Relative TSR is calculated as a percentile ranking, and reflects TSR for Alphabet’s Class C shares (ticker: GOOG) for each period as a percentile ranking when compared to the TSR for the S&P 100 index (which is the peer group used for purposes of the performance-based awards outlined in the CD&A above).

Deduction For Amounts Reported Under The Stock Awards Column In The S C T [Member] | PEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (405,630)
Deduction For Amounts Reported Under The Stock Awards Column In The S C T [Member] | Non-PEO NEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(36,150,665)
Increase For Fair Value Of Awards Granted During Year That Remain Unvested As Of Year End [Member] | PEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0
Increase For Fair Value Of Awards Granted During Year That Remain Unvested As Of Year End [Member] | Non-PEO NEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	31,711,691
Increase For Fair Value Of Awards Granted During Year That Vest During Year [Member] | PEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0
Increase For Fair Value Of Awards Granted During Year That Vest During Year [Member] | Non-PEO NEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	8,892,536
Increase Deduction For Change In Fair Value From Prior Year End To Current Year End Of Awards Granted Prior To Year That Were Outstanding And Unvested As Of Year End [Member] | PEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	193,446,915
Increase Deduction For Change In Fair Value From Prior Year End To Current Year End Of Awards Granted Prior To Year That Were Outstanding And Unvested As Of Year End [Member] | Non-PEO NEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	12,982,992
Increase Deduction For Change In Fair Value From Prior Year End To Vesting Date Of Awards Granted Prior To Year That Vested During Year [Member] | PEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	9,935,070
Increase Deduction For Change In Fair Value From Prior Year End To Vesting Date Of Awards Granted Prior To Year That Vested During Year [Member] | Non-PEO NEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	3,639,929
Value Of Dividends Or Other Earnings Paid On Equity Awards Not Otherwise Reflected In Total Compensation [Member] | PEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	1,971,071
Value Of Dividends Or Other Earnings Paid On Equity Awards Not Otherwise Reflected In Total Compensation [Member] | Non-PEO NEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 287,734